FINANCIAL INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Positions, Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Feb. 28, 2017
Derivatives:
Derivative asset	$ 11,962	$ 8,194
Derivative liability	1,618	6,143
Less: deferred finance charges	(16,550)	(17,100)
Notional amount	250,000
Interest Rate Swap
Derivatives:
Notional amount	1,335,307	1,131,746
Level 2 | Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivatives:
Interest rate swap agreements that qualify as cash flow hedges	100	100
Notional amount	72,500	82,500
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	246,954	65,710
Restricted cash and short-term deposits	182,933	162,415
Carrying Value | Level 1 | High-Yield and Norwegian Bonds
Non-Derivatives:
High-yield and Norwegian bonds	400,000	300,452
Carrying Value | Level 1 | 2017 Norwegian Bonds
Non-Derivatives:
High-yield and Norwegian bonds			$ 250,000
Carrying Value | Level 2
Non-Derivatives:
Short-term and long-term debt—floating	987,584	1,091,398
Obligations under capital leases	128,081	117,751
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	11,962	8,194
Derivative liability	1,618	6,143
Carrying Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Derivative liability	0	81,454
Carrying Value | Level 2 | Earn-Out Units
Derivatives:
Derivative liability	7,400	15,000
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents	246,954	65,710
Restricted cash and short-term deposits	182,933	162,415
Fair Value | Level 1 | High-Yield and Norwegian Bonds
Non-Derivatives:
High-yield and Norwegian bonds	$ 392,445	$ 293,484
Derivatives:
Fair value as a percentage of face value	98.10%	97.70%
Fair Value | Level 2
Non-Derivatives:
Short-term and long-term debt—floating	$ 987,584	$ 1,091,398
Obligations under capital leases	128,081	117,751
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	11,962	8,194
Derivative liability	1,618	6,143
Fair Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Derivative liability	0	81,454
Fair Value | Level 2 | Earn-Out Units
Derivatives:
Derivative liability	$ 7,400	$ 15,000